Note 9 - Equity Method Investments - Summarized Financial Information on Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets	$ 192,050	$ 197,244
Total assets	3,010,516	3,011,958
Current liabilities	206,974	266,534
Non-current liabilities	1,454,722	1,334,696
Net income	8,877	98,999	$ 67,239
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Current assets	46,006	49,787
Non-current assets	516,171	531,448
Total assets	562,177	581,235
Current liabilities	30,148	94,879
Non-current liabilities	346,994	220,323
Total liabilities	377,142	315,202
Voyage revenue	96,533	85,954	148,614
Net income	$ 39,433	$ 28,040	$ 29,628